Employee Benefits	6 Months Ended
Apr. 30, 2024
Employee Benefits [Abstract]
Employee Benefits
NOTE 16: EMPLOYEE BENEFITS
The following table summarizes expenses for

the Bank’s principal pension and non-pension

post-retirement defined benefit plans

and the Bank’s other material
defined benefit pension plans, for the

three and six months ended April 30, 2024 and

April 30, 2023. Other employee defined

benefit plans operated by the Bank
and certain of its subsidiaries are not considered

material for disclosure purposes.
Defined Benefit Plan Expenses
(millions of Canadian dollars) Principal post-retirement

Principal pension plans benefit plan Other pension plans
1
For the three months ended
April 30 April 30 April 30 April 30 April 30 April 30
2024 2023 2024 2023 2024 2023
Service cost – benefits earned $ 54 $ 62 $ 1 $ 1 $ 4 $ 4
Net interest cost (income) on net defined

benefit liability (asset)
(21) (25) 5 5 6 5
Interest cost on asset limitation and minimum

funding
requirement 3 5 – – 1 1
Past service cost
2
35 – – – – –
Defined benefit administrative expenses 2 3 – – 1 2
Total $ 73 $ 45 $ 6 $ 6 $ 12 $ 12
For the six months ended
April 30 April 30 April 30 April 30 April 30 April 30
2024 2023 2024 2023 2024 2023
Service cost – benefits earned $ 108 $ 124 $ 2 $ 2 $ 8 $ 8
Net interest cost (income) on net defined

benefit liability (asset)
(41) (50) 10 10 12 11
Interest cost on asset limitation and minimum

funding
requirement 6 10 – – 2 2
Past service cost
2
35 – – – – –
Defined benefit administrative expenses 4 5 – – 2 3
Total $ 112 $ 89 $ 12 $ 12 $ 24 $ 24
Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, and supplemental executive defined benefit pension plans.
2

Relates to the Pension Fund Society that was modified during the quarter.
The following table summarizes expenses for

the Bank’s defined contribution plans for the three

and six months ended April 30, 2024 and

April 30, 2023.
Defined Contribution Plan Expenses
(millions of Canadian dollars) For the three months ended For the six months ended
April 30 April 30 April 30 April 30
2024 2023 2024 2023
Defined contribution pension plans 1 $ 73 $ 62 $ 158 $ 126
Government pension plans 2 132 121 329 294
Total $ 205 $ 183 $ 487 $ 420
Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k)

plan.
2

Includes Canada Pension Plan, Quebec Pension Plan, and Social Security under the U.S.
Federal Insurance Contributions Act .
The following table summarizes the remeasurements

recognized in OCI for the Bank’s principal pension

and post-retirement defined benefit plans and

certain of
the Bank’s other material defined benefit pension

plans, for the three and six months ended

April 30, 2024 and April

30, 2023.
Amounts Recognized in Other Comprehensive

Income for Remeasurement of Defined

Benefit Plans
1,2,3
(millions of Canadian dollars) Principal post-retirement
Principal pension plans benefit plan Other pension plans
For the three months ended
April 30 April 30 April 30 April 30 April 30 April 30
2024 2023 2024 2023 2024 2023
Remeasurement gain/(loss) – financial $ 439 $ (147) $ 13 $ (3) $ 18 $ –
Remeasurement gain/(loss) – return on plan

assets less
interest income (524) 38 – – – –
Change in asset limitation and minimum

funding requirement
24 63 – – – –
Total $ (61) $ (46) $ 13 $ (3) $ 18 $ –
For the six months ended
April 30 April 30 April 30 April 30 April 30 April 30
2024 2023 2024 2023 2024 2023
Remeasurement gain/(loss) – financial $ (685) $ (529) $ (23) $ (27) $ (25) $ –
Remeasurement gain/(loss) – return on plan

assets less
interest income 276 424 – – – –
Change in asset limitation and minimum

funding requirement
200 179 – – – –
Total $ (209) $ 74 $ (23) $ (27) $ (25) $ –
1

Excludes the Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance defined benefit pension plan, TD Insurance defined benefit pension plan, and other employee defined benefit plans operated by the Bank and certain of its subsidiaries not considered material for disclosure purposes as these plans are not remeasured on a quarterly basis.

2

Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. All other assumptions are updated annually.
3

Amounts are presented on a pre-tax basis.